Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Valuation allowance increased	$ 53.4	$ 37.1
Research And Development
Operating Loss Carryforwards [Line Items]
Tax credits carryforwards begin to expire	2036	2036
Research And Development | California
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 16.3	$ 9.5
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	448.9	261.4
Operating loss carryforwards, subject to expiration	$ 15.8	$ 15.8
Operating loss carryforwards begin to expire	2036	2036
Operating loss carryforwards end to expire	2037	2037
Federal | Research And Development
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 17.7	$ 10.5
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 435.0	$ 256.0
Operating loss carryforwards begin to expire	2036	2036
Foreign
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 0.1	$ 0.2
Internal Revenue Code
Operating Loss Carryforwards [Line Items]
Period of cumulative change in ownership	3 years
Internal Revenue Code | Minimum
Operating Loss Carryforwards [Line Items]
Cumulative least change in ownership percentage	5.00%
Cumulative change in ownership percentage	50.00%